Netting Arrangements for Certain Financial Instruments and Securities Financing Activities (Tables)	12 Months Ended
Dec. 31, 2015
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Summary of Maturities by Category of Collateral Pledged for Repurchase Agreements

The following table summarizes the maturities by category of collateral pledged for repurchase agreements at December 31, 2015:

(Dollars in Millions)	Overnight and Continuous	Less Than 30 Days	Total
U.S. Treasury and agencies	$122	$–	$122
Residential agency mortgage-backed securities	802	168	970

Gross amount of recognized liabilities	$924	$168	$1,092

Information on Company's Accounting Netting Adjustments and Items Not Offset in Consolidated Balance Sheet Assets But Available for Offset in Event of Default

The following tables provide information on the Company’s netting adjustments, and items not offset on the Consolidated Balance Sheet but available for offset in the event of default:

(Dollars in Millions)	Gross Recognized Assets	Gross Amounts Offset on the Consolidated Balance Sheet(a)	Net Amounts Presented on the Consolidated Balance Sheet	Gross Amounts Not Offset on the Consolidated Balance Sheet		Net Amount
				Financial Instruments(b)	Collateral Received(c)
December 31, 2015
Derivative assets(d)	$1,879	$(807)	$1,072	$(82)	$–	$990
Reverse repurchase agreements	106	–	106	(102)	(4)	–
Securities borrowed	772	–	772	–	(753)	19

Total	$2,757	$(807)	$1,950	$(184)	$(757)	$1,009

December 31, 2014
Derivative assets(d)	$1,847	$(870)	$977	$(58)	$–	$919
Reverse repurchase agreements	40	–	40	(40)	–	–
Securities borrowed	638	–	638	–	(620)	18

Total	$2,525	$(870)	$1,655	$(98)	$(620)	$937
(a)	Includes $165 million and $258 million of cash collateral related payables that were netted against derivative assets at December 31, 2015 and 2014, respectively.
(b)	For derivative assets this includes any derivative liability fair values that could be offset in the event of counterparty default; for reverse repurchase agreements this includes any repurchase agreement payables that could be offset in the event of counterparty default; for securities borrowed this includes any securities loaned payables that could be offset in the event of counterparty default.
(c)	Includes the fair value of securities received by the Company from the counterparty. These securities are not included on the Consolidated Balance Sheet unless the counterparty defaults.
(d)	Excludes $368 million and $221 million of derivative assets centrally cleared or otherwise not subject to netting arrangements at December 31, 2015 and 2014, respectively.

Information on Company's Accounting Netting Adjustments and Items Not Offset in Consolidated Balance Sheet Liabilities But Available for Offset in Event of Default

(Dollars in Millions)	Gross Recognized Liabilities	Gross Amounts Offset on the Consolidated Balance Sheet(a)	Net Amounts Presented on the Consolidated Balance Sheet	Gross Amounts Not Offset on the Consolidated Balance Sheet		Net Amount
				Financial Instruments(b)	Collateral Pledged(c)
December 31, 2015
Derivative liabilities(d)	$1,809	$(1,283)	$526	$(82)	$–	$444
Repurchase agreements	1,092	–	1,092	(102)	(990)	–

Total	$2,901	$(1,283)	$1,618	$(184)	$(990)	$444

December 31, 2014
Derivative liabilities(d)	$1,847	$(1,317)	$530	$(58)	$–	$472
Repurchase agreements	948	–	948	(40)	(908)	–
Securities loaned	47	–	47	–	(46)	1

Total	$2,842	$(1,317)	$1,525	$(98)	$(954)	$473
(a)	Includes $641 million and $705 million of cash collateral related receivables that were netted against derivative liabilities at December 31, 2015 and 2014, respectively.
(b)	For derivative liabilities this includes any derivative asset fair values that could be offset in the event of counterparty default; for repurchase agreements this includes any reverse repurchase agreement receivables that could be offset in the event of counterparty default; for securities loaned this includes any securities borrowed receivables that could be offset in the event of counterparty default.
(c)	Includes the fair value of securities pledged by the Company to the counterparty. These securities are included on the Consolidated Balance Sheet unless the Company defaults.
(d)	Excludes $576 million and $342 million of derivative liabilities centrally cleared or otherwise not subject to netting arrangements at December 31, 2015 and 2014, respectively.